Revenues and Cost of Revenues	12 Months Ended
Dec. 31, 2012
Revenues And Cost Of Revenues [Abstract]
Revenues and Cost of Revenues
18.   Revenues and Cost of Revenues:

The amounts in the accompanying consolidated statements of income are analyzed as follows:

	For the Year Ended December 31,
	2010	2011	2012

Sales of marine petroleum products	4,954,599	6,925,582	7,208,440
Voyage revenues	7,261	22,775	22,726
Other revenues	9,775	17,108	27,794
Revenues	4,971,635	6,965,465	7,258,960

Cost of marine petroleum products	4,736,066	6,668,622	6,939,636
Cost of voyage revenues	6,597	19,251	15,136
Cost of other revenues	1,690	1,294	1,539
Cost of Revenues	4,744,353	6,689,167	6,956,311

Included in the cost of revenues is depreciation of $1,770, $3,169 and $2,622 for the years ended December 31, 2010, 2011 and 2012, respectively.